Financing Receivables (Summary of Changes in the Allowance for Doubtful Accounts) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Financing Receivables
Total allowance for doubtful accounts, Balance at beginning of year	$ 66		¥ 5,425		¥ 3,765		¥ 1,399
Total allowance for doubtful accounts, Provision for losses	(8)		(690)		2,214		3,089
Total allowance for doubtful accounts, Charge-offs	(1)		(91)		(1,637)		(318)
Total allowance for doubtful accounts, Other	2	[1]	216	[1]	1,083	[1]	(405)	[1]
Total allowance for doubtful accounts, Balance at end of year	$ 59		¥ 4,860		¥ 5,425		¥ 3,765

[1]	Includes gains and losses resulting from foreign currency translation adjustments.